UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

ENTRUSTPERMAL ALTERNATIVE SELECT FUND

FORM N-Q

JULY 31, 2016

ENTRUSTPERMAL ALTERNATIVE SELECT FUND

Consolidated Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 40.2%
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 5.0%
Cooper Tire & Rubber Co.	4,205	$138,723
GKN PLC	58,744	224,810	(a)
Goodyear Tire & Rubber Co.	11,958	342,836	(b)
Koito Manufacturing Co., Ltd.	3,500	172,887	(a)
NGK Spark Plug Co., Ltd.	16,300	266,116	(a)

Total Auto Components		1,145,372

Household Durables - 2.0%
Harman International Industries Inc.	5,552	458,817	(b)

Specialty Retail - 0.5%
Asbury Automotive Group Inc.	1,739	105,731	*

TOTAL CONSUMER DISCRETIONARY		1,709,920

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy Inc.	610	25,516	*
China Coal Energy Co., Class H Shares	61,832	32,380	*(a)
Cosan Ltd., Class A Shares	23,080	154,174
GasLog Ltd.	1,033	13,811
Golar LNG Ltd.	1,433	24,304
Hoegh LNG Holdings Ltd.	3,249	34,068	(a)
Yanzhou Coal Mining Co., Ltd., Class H Shares	191,306	118,784	(a)

TOTAL ENERGY		403,037

INDUSTRIALS - 9.0%
Aerospace & Defense - 1.8%
Spirit AeroSystems Holdings Inc., Class A Shares	3,509	152,221	*
Triumph Group Inc.	8,092	249,476	(b)

Total Aerospace & Defense		401,697

Airlines - 0.6%
Alaska Air Group Inc.	2,162	145,330

Commercial Services & Supplies - 0.6%
Mitie Group PLC	44,273	145,635	(a)

Construction & Engineering - 0.7%
AECOM	2,120	75,239	*
Beijing Urban Construction Design & Development Group Co., Ltd., Class H Shares	134,556	72,541	(a)(c)

Total Construction & Engineering		147,780

Electrical Equipment - 0.1%
Philips Lighting NV	685	17,526	*(c)

Industrial Conglomerates - 0.4%
Beijing Enterprises Holdings Ltd.	16,860	95,140	(a)

Machinery - 3.1%
ITT Inc.	2,387	75,692
Kurita Water Industries Ltd.	8,900	196,838	(a)
Mueller Water Products Inc., Class A Shares	8,337	98,877
SKF AB, Class B Shares	10,245	162,259	(a)
Xylem Inc.	3,330	159,207

Total Machinery		692,873

Professional Services - 0.6%
Robert Half International Inc.	3,709	135,527

Road & Rail - 0.4%
Kansas City Southern	1,046	100,531

Transportation Infrastructure - 0.7%
OHL Mexico SAB de CV	121,283	166,950	*

TOTAL INDUSTRIALS		2,048,989

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT FUND

Consolidated Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 4.1%
Communications Equipment - 0.3%
CommScope Holding Co. Inc.	1,989	$59,570	*

Electronic Equipment, Instruments & Components - 1.5%
Ingram Micro Inc., Class A Shares	4,452	152,436	(b)
IPG Photonics Corp.	589	49,647	*
Osaki Electric Co., Ltd.	4,362	35,129	(a)
VeriFone Systems Inc.	5,250	100,590	*

Total Electronic Equipment, Instruments & Components		337,802

IT Services - 2.1%
Atos SE	3,014	295,050	(a)
ITOCHU Techno-Solutions Corp.	8,100	193,698	(a)

Total IT Services		488,748

Software - 0.2%
Silver Spring Networks Inc.	3,431	43,128	*

TOTAL INFORMATION TECHNOLOGY		929,248

MATERIALS - 4.2%
Chemicals - 2.0%
Arkema SA	2,084	177,936	(a)
Eastman Chemical Co.	4,275	278,858	(b)

Total Chemicals		456,794

Containers & Packaging - 2.2%
Owens-Illinois Inc.	26,591	499,645	*(b)

TOTAL MATERIALS		956,439

UTILITIES - 13.6%
Electric Utilities - 8.0%
Avangrid Inc.	5,290	238,791
Companhia Energetica de Minas Gerais, ADR	11,196	31,013
Companhia Paranaense de Energia-Copel, ADR	1,698	16,810
DONG Energy A/S	2,186	89,036	*(c)
Duke Energy Corp.	3,917	335,256
Edison International	697	53,934
Entergy Corp.	1,825	148,537
Exelon Corp.	5,009	186,735
Hawaiian Electric Industries Inc.	2,795	86,785
PG&E Corp.	2,620	167,523
Pinnacle West Capital Corp.	635	50,082
Power Assets Holdings Ltd.	34,713	340,442	(a)
Tenaga Nasional Berhad	22,369	79,066	(a)

Total Electric Utilities		1,824,010

Gas Utilities - 0.4%
Spire Inc.	773	53,646
WGL Holdings Inc.	373	26,405

Total Gas Utilities		80,051

Independent Power and Renewable Electricity Producers - 1.7%
China Longyuan Power Group Corp., Ltd., Class H Shares	85,068	68,284	(a)
Dynegy Inc.	1,620	24,511	*
Huadian Fuxin Energy Corp., Ltd., Class H Shares	181,260	42,280	(a)
Huaneng Renewables Corp., Ltd., Class H Shares	162,371	52,065	(a)
NRG Yield Inc., Class C Shares	5,104	91,566
Pattern Energy Group Inc.	2,993	72,939
Talen Energy Corp.	2,059	28,002	*

Total Independent Power and Renewable Electricity Producers		379,647

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT FUND

Consolidated Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		SHARES	VALUE
Multi-Utilities - 2.9%
Ameren Corp.		566	$29,681
Hera SpA		79,280	224,540	(a)
RWE AG		11,812	209,776	*(a)
SCANA Corp.		1,259	94,349
Sempra Energy		935	104,608

Total Multi-Utilities			662,954

Water Utilities - 0.6%
Beijing Enterprises Water Group Ltd.		113,072	68,803	(a)
CT Environmental Group Ltd.		82,080	25,024	(a)
Guangdong Investment Ltd.		35,440	54,470	(a)

Total Water Utilities			148,297

TOTAL UTILITIES			3,094,959

TOTAL COMMON STOCKS (Cost - $8,655,715)			9,142,592

	RATE
PREFERRED STOCKS - 1.3%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 1.3%
Schaeffler AG	1.625%	19,368	282,266	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $8,947,652)			9,424,858

SHORT-TERM INVESTMENTS - 29.1%
State Street Institutional Liquid Reserves Fund, Premier Class	0.460%	2,309,035	2,309,035
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.191%	4,312,094	4,312,094

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,621,129)			6,621,129

TOTAL INVESTMENTS - 70.6% (Cost - $15,568,781#)			16,045,987
Other Assets in Excess of Liabilities - 29.4%			6,697,815

TOTAL NET ASSETS - 100.0%			$22,743,802

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT FUND

Consolidated Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡
COMMON STOCKS - (19.0)%
ENERGY - (0.2)%
Oil, Gas & Consumable Fuels - (0.2)%
Kinder Morgan Inc.	(2,998)	$(60,949)

EXCHANGE-TRADED FUNDS - (14.3)%
Guggenheim China Small Cap Index ETF	(586)	(13,258)
iShares Russell 2000 ETF	(955)	(115,641)
iShares, Inc. - iShares MSCI Brazil Capped ETF	(3,115)	(103,542)
iShares, Inc. - iShares MSCI Mexico Capped ETF	(771)	(38,311)
Nomura TOPIX ETF	(25,020)	(324,415	)(a)
PowerShares QQQ Trust, Series 1	(2,199)	(253,391)
SPDR S&P 500 ETF Trust	(3,887)	(844,062)
SPDR S&P Midcap 400 ETF Trust	(2,106)	(597,641)
The Select Sector SPDR Trust - The Energy Select Sector SPDR Fund	(6,279)	(423,205)
Vanguard FTSE Europe ETF	(11,270)	(544,228)

TOTAL EXCHANGE-TRADED FUNDS		(3,257,694)

INDUSTRIALS - (0.1)%
Electrical Equipment - (0.1)%
Generac Holdings Inc.	(441)	(16,665	)*
Nordex SE	(389)	(10,733	)*(a)

TOTAL INDUSTRIALS		(27,398)

INFORMATION TECHNOLOGY - (0.4)%
Semiconductors & Semiconductor Equipment - (0.4)%
Canadian Solar Inc.	(1,082)	(15,364	)*
Daqo New Energy Corp., ADR	(535)	(12,230	)*
First Solar Inc.	(142)	(6,629	)*
JA Solar Holdings Co., Ltd., ADR	(2,320)	(16,217	)*
SolarEdge Technologies Inc.	(786)	(14,069	)*
Trina Solar Ltd., ADR	(2,650)	(21,863	)*

TOTAL INFORMATION TECHNOLOGY		(86,372)

MATERIALS - (0.1)%
Chemicals - (0.1)%
Wacker Chemie AG	(137)	(12,748	)(a)

UTILITIES - (3.9)%
Electric Utilities - (1.4)%
CEZ AS	(1,366)	(25,783	)(a)
Enel SpA	(6,317)	(29,068	)(a)
FirstEnergy Corp.	(1,619)	(56,535)
Fortum OYJ	(5,892)	(97,779	)(a)
Terna-Rete Elettrica Nazionale SpA	(5,115)	(27,838	)(a)
Xcel Energy Inc.	(1,903)	(83,694)

Total Electric Utilities		(320,697)

Gas Utilities - (0.1)%
Tokyo Gas Co., Ltd.	(7,210)	(30,531	)(a)

Independent Power and Renewable Electricity Producers - (0.5)%
Calpine Corp.	(7,315)	(100,508	)*

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT FUND

Consolidated Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Multi-Utilities - (1.3)%
Consolidated Edison Inc.	(814)	$(65,185)
E.ON SE	(4,416)	(47,358	)(a)
Public Service Enterprise Group Inc.	(1,777)	(81,760)
WEC Energy Group Inc.	(1,617)	(104,959)

Total Multi-Utilities		(299,262)

Water Utilities - (0.6)%
American Water Works Co. Inc.	(954)	(78,782)
Aqua America Inc.	(1,552)	(53,761)

Total Water Utilities		(132,543)

TOTAL UTILITIES		(883,541)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(4,141,670))		(4,328,702)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Alternative Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Fund’s manager, EnTrustPermal Asset Management LLC (“EnTrustPermal”), through which the Fund will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. EnTrustPermal may also manage Fund assets directly.

The Fund’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Fund. Among other investments, Alternative Select Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands, is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,046,107	$663,813	—	$1,709,920
Energy	217,805	185,232	—	403,037
Industrials	1,376,576	672,413	—	2,048,989
Information Technology	405,371	523,877	—	929,248
Materials	778,503	177,936	—	956,439
Utilities	1,930,209	1,164,750	—	3,094,959
Preferred Stocks:
Consumer Discretionary	—	282,266	—	282,266

Total Long-Term Investments	$5,754,571	$3,670,287	—	$9,424,858

Short-Term Investments†	6,621,129	—	—	6,621,129

Total Investments	$12,375,700	$3,670,287	—	$16,045,987

Other Financial Instruments:
Futures Contracts	$138,425	—	—	$138,425
Forward Foreign Currency Contracts	—	$1,084,159	—	1,084,159
OTC Total Return Swaps	—	148,336	—	148,336

Total Other Financial Instruments	$138,425	$1,232,495	—	$1,370,920

Total	$12,514,125	$4,902,782	—	$17,416,907

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short:
Common Stocks:
Exchange Traded Funds	$2,933,279	$324,415	—	$3,257,694
Industrials	16,665	10,733	—	27,398
Materials	—	12,748	—	12,748
Utilities	625,184	258,357	—	883,541
Other Common Stocks	147,321	—	—	147,321
Futures Contracts	11,234	—	—	11,234
Forward Foreign Currency Contracts	—	996,006	—	996,006
OTC Total Return Swaps	—	54,996	—	54,996

Total	$3,733,683	$1,657,255	—	$5,390,938

†	See Schedule of Investments for additional detailed categorizations.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For the period ended July 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2016, securities valued at $3,670,287 and securities sold short valued at $606,253 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$619,785
Gross unrealized depreciation	(142,579)

Net unrealized appreciation	$477,206

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Euribor	36	12/18	$10,084,067	$10,099,234	$15,167
90-Day Eurodollar	19	12/18	4,692,710	4,698,700	5,990
90-Day Sterling	43	6/18	7,077,446	7,090,779	13,333
E-Mini NASDAQ 100 Index	4	9/16	367,426	378,140	10,714
E-mini Nikkei 225 Index	2	9/16	32,675	32,558	(117)
E-mini S&P 500 Index	12	9/16	1,259,293	1,300,920	41,627
FTSE 100 Index	4	9/16	346,845	353,441	6,596
Gold 100 Ounce	1	12/16	133,002	135,750	2,748
H-shares Index	1	8/16	58,313	57,828	(485)
Hang Seng Index	1	8/16	141,100	140,325	(775)
LME Price Aluminum	3	8/16	117,085	122,756	5,671
LME Price Aluminum	1	9/16	41,600	41,006	(594)
Lme Price Aluminum	1	10/16	42,066	41,100	(966)
MSCI Taiwan Index	2	8/16	66,405	66,580	175
Natural Gas	1	8/16	28,930	28,760	(170)
Russell 2000 Mini Index	1	9/16	118,722	121,700	2,978
SPI 200 Index	1	9/16	102,613	104,854	2,241
Sugar No. 11	1	9/16	22,143	21,336	(807)
U.S. Treasury Long-Term Bonds	1	9/16	162,360	174,438	12,078
U.S. Treasury Ultra Long-Term Bonds	1	9/16	174,415	190,531	16,116

					131,520

Contracts to Sell:
3-Month Bankers Acceptance	2	6/17	379,309	379,466	(157)
CBOE Volatility Index	1	9/16	16,550	16,425	125
Corn	1	12/16	17,072	17,138	(66)
LME Price Aluminum	3	8/16	115,881	122,756	(6,875)
LME Price Aluminum	1	9/16	41,303	41,006	297
Lme Price Aluminum	1	10/16	41,413	41,100	313
Low Sulphur Gasoil	1	9/16	37,822	37,725	97
Wheat	1	9/16	22,547	20,388	2,159
Wti Crude	1	8/16	41,378	41,600	(222)

					(4,329)

Net unrealized appreciation on open futures contracts					$127,191

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,000	JPY	801,724	Deutsche Bank AG	8/5/16	$(259)
AUD	20,000	JPY	1,579,156	Deutsche Bank AG	8/5/16	(280)
AUD	890,000	USD	675,958	Deutsche Bank AG	8/5/16	355
AUD	40,000	USD	30,062	Deutsche Bank AG	8/5/16	334
AUD	70,000	USD	52,699	Deutsche Bank AG	8/5/16	494
AUD	60,000	USD	45,100	Deutsche Bank AG	8/5/16	494
CAD	260,000	USD	200,997	Deutsche Bank AG	8/5/16	(1,857)
CAD	10,000	USD	7,669	Deutsche Bank AG	8/5/16	(10)
EUR	600,000	USD	666,267	Deutsche Bank AG	8/5/16	4,608
EUR	320,000	USD	357,275	Deutsche Bank AG	8/5/16	525
JPY	2,375,511	AUD	30,000	Deutsche Bank AG	8/5/16	487
JPY	3,911,924	AUD	50,000	Deutsche Bank AG	8/5/16	347
JPY	1,576,128	AUD	20,000	Deutsche Bank AG	8/5/16	250
JPY	2,334,891	AUD	30,000	Deutsche Bank AG	8/5/16	88
JPY	56,450,000	USD	534,968	Deutsche Bank AG	8/5/16	18,319
JPY	3,380,000	USD	31,856	Deutsche Bank AG	8/5/16	1,273
JPY	330,000	USD	3,113	Deutsche Bank AG	8/5/16	122
JPY	11,260,000	USD	108,159	Deutsche Bank AG	8/5/16	2,205
JPY	9,780,000	USD	93,423	Deutsche Bank AG	8/5/16	2,434
JPY	12,190,000	USD	117,724	Deutsche Bank AG	8/5/16	1,754
NOK	20,000	USD	2,347	Deutsche Bank AG	8/5/16	23
NOK	40,000	USD	4,719	Deutsche Bank AG	8/5/16	22
NZD	380,000	USD	270,068	Deutsche Bank AG	8/5/16	4,325
NZD	10,000	USD	7,027	Deutsche Bank AG	8/5/16	194
NZD	30,000	USD	21,329	Deutsche Bank AG	8/5/16	334
NZD	30,000	USD	21,258	Deutsche Bank AG	8/5/16	405
PLN	10,000	USD	2,524	Deutsche Bank AG	8/5/16	42
PLN	10,000	USD	2,519	Deutsche Bank AG	8/5/16	47
PLN	10,000	USD	2,525	Deutsche Bank AG	8/5/16	41
PLN	20,000	USD	5,091	Deutsche Bank AG	8/5/16	41
PLN	20,000	USD	5,119	Deutsche Bank AG	8/5/16	12
SEK	50,000	USD	5,844	Deutsche Bank AG	8/5/16	—
TRY	170,000	USD	57,383	Deutsche Bank AG	8/5/16	(531)
TRY	10,000	USD	3,314	Deutsche Bank AG	8/5/16	31
TRY	10,000	USD	3,329	Deutsche Bank AG	8/5/16	16
USD	120,154	AUD	160,000	Deutsche Bank AG	8/5/16	(1,431)
USD	134,578	AUD	180,000	Deutsche Bank AG	8/5/16	(2,205)
USD	14,977	AUD	20,000	Deutsche Bank AG	8/5/16	(221)
USD	44,778	AUD	60,000	Deutsche Bank AG	8/5/16	(816)
USD	14,956	AUD	20,000	Deutsche Bank AG	8/5/16	(243)
USD	37,361	AUD	50,000	Deutsche Bank AG	8/5/16	(635)
USD	30,770	CAD	40,000	Deutsche Bank AG	8/5/16	133
USD	22,916	CAD	30,000	Deutsche Bank AG	8/5/16	(62)
USD	22,878	CAD	30,000	Deutsche Bank AG	8/5/16	(100)
USD	45,450	CAD	60,000	Deutsche Bank AG	8/5/16	(506)
USD	22,715	CAD	30,000	Deutsche Bank AG	8/5/16	(263)
USD	22,764	CAD	30,000	Deutsche Bank AG	8/5/16	(213)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	15,211	CAD	20,000	Deutsche Bank AG	8/5/16	(107)
USD	7,627	CAD	10,000	Deutsche Bank AG	8/5/16	(32)
USD	541,995	EUR	490,000	Deutsche Bank AG	8/5/16	(5,886)
USD	154,949	EUR	140,000	Deutsche Bank AG	8/5/16	(1,588)
USD	99,277	EUR	90,000	Deutsche Bank AG	8/5/16	(1,354)
USD	121,054	EUR	110,000	Deutsche Bank AG	8/5/16	(1,940)
USD	33,054	EUR	30,000	Deutsche Bank AG	8/5/16	(489)
USD	66,084	EUR	60,000	Deutsche Bank AG	8/5/16	(1,003)
USD	142,788	EUR	130,000	Deutsche Bank AG	8/5/16	(2,568)
USD	66,035	EUR	60,000	Deutsche Bank AG	8/5/16	(1,053)
USD	304,936	GBP	230,000	Deutsche Bank AG	8/5/16	532
USD	13,123	GBP	10,000	Deutsche Bank AG	8/5/16	(112)
USD	13,201	GBP	10,000	Deutsche Bank AG	8/5/16	(34)
USD	13,083	GBP	10,000	Deutsche Bank AG	8/5/16	(152)
USD	13,115	GBP	10,000	Deutsche Bank AG	8/5/16	(120)
USD	13,163	GBP	10,000	Deutsche Bank AG	8/5/16	(72)
USD	13,139	GBP	10,000	Deutsche Bank AG	8/5/16	(96)
USD	13,153	GBP	10,000	Deutsche Bank AG	8/5/16	(82)
USD	13,188	GBP	10,000	Deutsche Bank AG	8/5/16	(47)
USD	77,125	JPY	8,170,000	Deutsche Bank AG	8/5/16	(2,952)
USD	44,757	JPY	4,760,000	Deutsche Bank AG	8/5/16	(1,898)
USD	55,297	JPY	5,920,000	Deutsche Bank AG	8/5/16	(2,728)
USD	39,748	JPY	4,200,000	Deutsche Bank AG	8/5/16	(1,418)
USD	32,971	MXN	610,000	Deutsche Bank AG	8/5/16	448
USD	1,615	MXN	30,000	Deutsche Bank AG	8/5/16	15
USD	2,685	MXN	50,000	Deutsche Bank AG	8/5/16	20
USD	3,754	MXN	70,000	Deutsche Bank AG	8/5/16	22
USD	2,146	MXN	40,000	Deutsche Bank AG	8/5/16	13
USD	2,141	MXN	40,000	Deutsche Bank AG	8/5/16	8
USD	5,857	MXN	110,000	Deutsche Bank AG	8/5/16	(8)
USD	6,913	MXN	130,000	Deutsche Bank AG	8/5/16	(19)
USD	5,840	MXN	110,000	Deutsche Bank AG	8/5/16	(25)
USD	3,718	MXN	70,000	Deutsche Bank AG	8/5/16	(14)
USD	14,219	NOK	120,000	Deutsche Bank AG	8/5/16	(4)
USD	10,624	NOK	90,000	Deutsche Bank AG	8/5/16	(43)
USD	4,707	NOK	40,000	Deutsche Bank AG	8/5/16	(34)
USD	8,226	NOK	70,000	Deutsche Bank AG	8/5/16	(70)
USD	9,389	NOK	80,000	Deutsche Bank AG	8/5/16	(93)
USD	12,831	NOK	110,000	Deutsche Bank AG	8/5/16	(207)
USD	8,179	NOK	70,000	Deutsche Bank AG	8/5/16	(118)
USD	12,821	NOK	110,000	Deutsche Bank AG	8/5/16	(217)
USD	28,069	NZD	40,000	Deutsche Bank AG	8/5/16	(815)
USD	20,959	NZD	30,000	Deutsche Bank AG	8/5/16	(703)
USD	6,985	NZD	10,000	Deutsche Bank AG	8/5/16	(236)
USD	6,992	NZD	10,000	Deutsche Bank AG	8/5/16	(229)
USD	12,553	PLN	50,000	Deutsche Bank AG	8/5/16	(277)
USD	2,514	PLN	10,000	Deutsche Bank AG	8/5/16	(52)
USD	2,517	PLN	10,000	Deutsche Bank AG	8/5/16	(49)
USD	46,764	SEK	400,000	Deutsche Bank AG	8/5/16	12
USD	2,338	SEK	20,000	Deutsche Bank AG	8/5/16	—
USD	4,656	SEK	40,000	Deutsche Bank AG	8/5/16	(20)
USD	3,486	SEK	30,000	Deutsche Bank AG	8/5/16	(20)
USD	3,486	SEK	30,000	Deutsche Bank AG	8/5/16	(21)
USD	4,635	SEK	40,000	Deutsche Bank AG	8/5/16	(40)
USD	4,626	SEK	40,000	Deutsche Bank AG	8/5/16	(50)
USD	4,635	SEK	40,000	Deutsche Bank AG	8/5/16	(40)
USD	6,925	SEK	60,000	Deutsche Bank AG	8/5/16	(88)
USD	53,461	TRY	160,000	Deutsche Bank AG	8/5/16	(47)
USD	3,333	TRY	10,000	Deutsche Bank AG	8/5/16	(11)
USD	9,807	TRY	30,000	Deutsche Bank AG	8/5/16	(225)
USD	6,493	TRY	20,000	Deutsche Bank AG	8/5/16	(196)
USD	3,262	TRY	10,000	Deutsche Bank AG	8/5/16	(82)
USD	3,288	TRY	10,000	Deutsche Bank AG	8/5/16	(56)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	4,862	ZAR	70,000	Deutsche Bank AG	8/5/16	(178)
ZAR	510,000	USD	35,477	Deutsche Bank AG	8/5/16	1,240
ZAR	30,000	USD	2,088	Deutsche Bank AG	8/5/16	71
ZAR	20,000	USD	1,407	Deutsche Bank AG	8/5/16	33
ZAR	40,000	USD	2,792	Deutsche Bank AG	8/5/16	87
ZAR	30,000	USD	2,084	Deutsche Bank AG	8/5/16	76
ZAR	50,000	USD	3,495	Deutsche Bank AG	8/5/16	105
ZAR	20,000	USD	1,432	Deutsche Bank AG	8/5/16	8
AUD	3,587,682	USD	2,571,561	Deutsche Bank AG	9/21/16	150,649
BRL	20,000	USD	5,529	Deutsche Bank AG	9/21/16	540
BRL	20,000	USD	5,586	Deutsche Bank AG	9/21/16	482
BRL	110,000	USD	30,868	Deutsche Bank AG	9/21/16	2,510
BRL	10,000	USD	2,861	Deutsche Bank AG	9/21/16	173
BRL	10,000	USD	2,832	Deutsche Bank AG	9/21/16	202
BRL	20,000	USD	5,657	Deutsche Bank AG	9/21/16	411
BRL	10,000	USD	2,875	Deutsche Bank AG	9/21/16	160
BRL	10,000	USD	2,882	Deutsche Bank AG	9/21/16	153
BRL	10,000	USD	3,001	Deutsche Bank AG	9/21/16	33
BRL	10,000	USD	2,967	Deutsche Bank AG	9/21/16	68
BRL	10,000	USD	2,979	Deutsche Bank AG	9/21/16	55
BRL	10,000	USD	3,009	Deutsche Bank AG	9/21/16	26
BRL	10,000	USD	3,004	Deutsche Bank AG	9/21/16	30
CAD	3,102,960	USD	2,387,151	Deutsche Bank AG	9/21/16	(9,951)
CAD	82,242	USD	62,750	Deutsche Bank AG	9/21/16	256
CAD	383,908	USD	297,255	Deutsche Bank AG	9/21/16	(3,140)
CAD	420,938	USD	326,428	Deutsche Bank AG	9/21/16	(3,945)
CAD	288,310	USD	220,218	Deutsche Bank AG	9/21/16	659
EUR	2,811,172	USD	3,145,752	Deutsche Bank AG	9/21/16	3,640
EUR	156,528	USD	175,079	Deutsche Bank AG	9/21/16	282
EUR	233,346	USD	263,417	Deutsche Bank AG	9/21/16	(1,997)
EUR	675,751	USD	749,828	Deutsche Bank AG	9/21/16	7,225
EUR	505,552	USD	563,067	Deutsche Bank AG	9/21/16	3,309
EUR	154,157	USD	171,016	Deutsche Bank AG	9/21/16	1,688
EUR	371,821	USD	411,422	Deutsche Bank AG	9/21/16	5,134
EUR	467,190	USD	517,319	Deutsche Bank AG	9/21/16	6,079
EUR	141,884	USD	156,364	Deutsche Bank AG	9/21/16	2,591
GBP	1,065,374	USD	1,561,383	Deutsche Bank AG	9/21/16	(150,217)
GBP	83,179	USD	111,605	Deutsche Bank AG	9/21/16	(1,428)
GBP	154,775	USD	207,164	Deutsche Bank AG	9/21/16	(2,153)
GBP	148,449	USD	197,543	Deutsche Bank AG	9/21/16	(911)
INR	1,700,000	USD	25,033	Deutsche Bank AG	9/21/16	132
INR	5,850,000	USD	86,315	Deutsche Bank AG	9/21/16	285
INR	1,650,000	USD	24,341	Deutsche Bank AG	9/21/16	84
INR	1,570,000	USD	23,212	Deutsche Bank AG	9/21/16	29
INR	350,000	USD	5,159	Deutsche Bank AG	9/21/16	22
INR	810,000	USD	11,845	Deutsche Bank AG	9/21/16	145
INR	940,000	USD	13,736	Deutsche Bank AG	9/21/16	179
INR	1,840,000	USD	27,055	Deutsche Bank AG	9/21/16	183
INR	1,430,000	USD	20,939	Deutsche Bank AG	9/21/16	230
INR	420,000	USD	6,157	Deutsche Bank AG	9/21/16	60
INR	210,000	USD	3,078	Deutsche Bank AG	9/21/16	30
INR	1,500,000	USD	22,101	Deutsche Bank AG	9/21/16	104
INR	880,000	USD	12,970	Deutsche Bank AG	9/21/16	57
INR	780,000	USD	11,501	Deutsche Bank AG	9/21/16	46
INR	1,170,000	USD	17,332	Deutsche Bank AG	9/21/16	(12)
INR	460,000	USD	6,797	Deutsche Bank AG	9/21/16	12
INR	420,000	USD	6,201	Deutsche Bank AG	9/21/16	17
INR	320,000	USD	4,722	Deutsche Bank AG	9/21/16	15
INR	780,000	USD	11,519	Deutsche Bank AG	9/21/16	27
INR	910,000	USD	13,414	Deutsche Bank AG	9/21/16	57
INR	1,900,000	USD	28,120	Deutsche Bank AG	9/21/16	6
INR	1,000,000	USD	14,805	Deutsche Bank AG	9/21/16	(1)
JPY	11,320,119	USD	102,573	Deutsche Bank AG	9/21/16	8,578

Notes to Consolidated Schedule of Investments (unaudited) (continued)

JPY	16,234,473	USD	152,778	Deutsche Bank AG	9/21/16	6,627
JPY	24,511,481	USD	230,269	Deutsche Bank AG	9/21/16	10,406
NOK	961,380	USD	115,445	Deutsche Bank AG	9/21/16	(1,489)
NOK	758,828	USD	91,855	Deutsche Bank AG	9/21/16	(1,908)
NOK	2,427,983	USD	291,730	Deutsche Bank AG	9/21/16	(3,932)
NOK	3,423,698	USD	402,152	Deutsche Bank AG	9/21/16	3,672
NOK	3,890,761	USD	456,060	Deutsche Bank AG	9/21/16	5,126
NOK	1,389,506	USD	163,171	Deutsche Bank AG	9/21/16	1,532
NOK	685,901	USD	79,968	Deutsche Bank AG	9/21/16	1,335
NZD	156,267	USD	113,440	Deutsche Bank AG	9/21/16	(839)
NZD	672,899	USD	471,541	Deutsche Bank AG	9/21/16	13,331
NZD	508,969	USD	354,244	Deutsche Bank AG	9/21/16	12,504
NZD	819,973	USD	571,454	Deutsche Bank AG	9/21/16	19,395
NZD	389,585	USD	273,836	Deutsche Bank AG	9/21/16	6,888
NZD	375,961	USD	265,924	Deutsche Bank AG	9/21/16	4,983
SEK	5,757,059	USD	694,927	Deutsche Bank AG	9/21/16	(20,466)
SEK	958,305	USD	117,980	Deutsche Bank AG	9/21/16	(5,711)
SEK	1,795,825	USD	218,630	Deutsche Bank AG	9/21/16	(8,242)
SEK	191,332	USD	23,120	Deutsche Bank AG	9/21/16	(704)
SEK	4,191,361	USD	493,977	Deutsche Bank AG	9/21/16	(2,944)
SEK	538,101	USD	62,292	Deutsche Bank AG	9/21/16	748
SGD	14,129	USD	10,210	Deutsche Bank AG	9/21/16	324
SGD	442,636	USD	329,481	Deutsche Bank AG	9/21/16	546
USD	248,120	AUD	337,139	Deutsche Bank AG	9/21/16	(7,689)
USD	392,846	AUD	537,118	Deutsche Bank AG	9/21/16	(14,701)
USD	283,701	AUD	380,793	Deutsche Bank AG	9/21/16	(5,232)
USD	2,884	BRL	10,000	Deutsche Bank AG	9/21/16	(151)
USD	2,809	BRL	10,000	Deutsche Bank AG	9/21/16	(225)
USD	2,786	BRL	10,000	Deutsche Bank AG	9/21/16	(248)
USD	9,020	BRL	30,000	Deutsche Bank AG	9/21/16	(83)
USD	3,041	BRL	10,000	Deutsche Bank AG	9/21/16	7
USD	2,967	BRL	10,000	Deutsche Bank AG	9/21/16	(67)
USD	522,615	CAD	671,352	Deutsche Bank AG	9/21/16	8,288
USD	239,965	CAD	312,426	Deutsche Bank AG	9/21/16	614
USD	92,439	CAD	119,856	Deutsche Bank AG	9/21/16	617
USD	131,239	CAD	169,677	Deutsche Bank AG	9/21/16	1,248
USD	182,188	CAD	234,359	Deutsche Bank AG	9/21/16	2,644
USD	344,923	CAD	449,668	Deutsche Bank AG	9/21/16	429
USD	355,713	CAD	470,718	Deutsche Bank AG	9/21/16	(4,908)
USD	538,254	EUR	472,292	Deutsche Bank AG	9/21/16	9,139
USD	771,273	EUR	677,848	Deutsche Bank AG	9/21/16	11,871
USD	813,791	EUR	723,374	Deutsche Bank AG	9/21/16	3,386
USD	297,783	EUR	268,263	Deutsche Bank AG	9/21/16	(2,755)
USD	719,407	EUR	645,235	Deutsche Bank AG	9/21/16	(3,458)
USD	320,651	EUR	290,045	Deutsche Bank AG	9/21/16	(4,290)
USD	378,348	EUR	342,441	Deutsche Bank AG	9/21/16	(5,293)
USD	63,227	EUR	57,367	Deutsche Bank AG	9/21/16	(1,042)
USD	269,717	GBP	207,817	Deutsche Bank AG	9/21/16	(5,552)
USD	177,562	GBP	135,129	Deutsche Bank AG	9/21/16	(1,427)
USD	617,453	GBP	469,370	Deutsche Bank AG	9/21/16	(4,262)
USD	291,508	GBP	219,681	Deutsche Bank AG	9/21/16	525
USD	235,901	GBP	179,592	Deutsche Bank AG	9/21/16	(1,982)
USD	15,867	INR	1,080,000	Deutsche Bank AG	9/21/16	(120)
USD	37,209	INR	2,540,000	Deutsche Bank AG	9/21/16	(391)
USD	14,215	INR	970,000	Deutsche Bank AG	9/21/16	(144)
USD	2,346	INR	160,000	Deutsche Bank AG	9/21/16	(23)
USD	26,725	INR	1,830,000	Deutsche Bank AG	9/21/16	(365)
USD	11,954	INR	820,000	Deutsche Bank AG	9/21/16	(185)
USD	14,566	INR	1,000,000	Deutsche Bank AG	9/21/16	(237)
USD	44,275	INR	3,060,000	Deutsche Bank AG	9/21/16	(1,023)
USD	11,017	INR	760,000	Deutsche Bank AG	9/21/16	(234)
USD	6,385	INR	440,000	Deutsche Bank AG	9/21/16	(128)
USD	3,054	INR	210,000	Deutsche Bank AG	9/21/16	(55)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	2,358	INR	160,000	Deutsche Bank AG	9/21/16	(10)
USD	5,898	INR	400,000	Deutsche Bank AG	9/21/16	(23)
USD	28,411	INR	1,930,000	Deutsche Bank AG	9/21/16	(159)
USD	304,313	JPY	33,339,616	Deutsche Bank AG	9/21/16	(23,045)
USD	353,431	JPY	35,985,109	Deutsche Bank AG	9/21/16	97
USD	80,165	JPY	8,172,626	Deutsche Bank AG	9/21/16	(81)
USD	73,798	JPY	7,565,118	Deutsche Bank AG	9/21/16	(483)
USD	462,264	NOK	3,838,637	Deutsche Bank AG	9/21/16	7,255
USD	56,773	NOK	470,370	Deutsche Bank AG	9/21/16	1,019
USD	41,803	NOK	355,816	Deutsche Bank AG	9/21/16	(373)
USD	230,655	NOK	1,921,930	Deutsche Bank AG	9/21/16	2,842
USD	162,233	NOK	1,349,744	Deutsche Bank AG	9/21/16	2,242
USD	124,311	NOK	1,048,276	Deutsche Bank AG	9/21/16	55
USD	313,266	NOK	2,663,631	Deutsche Bank AG	9/21/16	(2,465)
USD	60,442	NOK	514,544	Deutsche Bank AG	9/21/16	(549)
USD	101,282	NZD	151,216	Deutsche Bank AG	9/21/16	(7,680)
USD	726,884	NZD	1,093,324	Deutsche Bank AG	9/21/16	(60,933)
USD	549,019	NZD	779,963	Deutsche Bank AG	9/21/16	(13,000)
USD	318,021	NZD	451,252	Deutsche Bank AG	9/21/16	(7,138)
USD	336,386	NZD	475,548	Deutsche Bank AG	9/21/16	(6,280)
USD	72,080	SEK	596,976	Deutsche Bank AG	9/21/16	2,142
USD	118,493	SEK	959,226	Deutsche Bank AG	9/21/16	6,116
USD	319,169	SEK	2,706,007	Deutsche Bank AG	9/21/16	2,150
USD	369,736	SEK	3,111,319	Deutsche Bank AG	9/21/16	5,233
USD	168,847	SEK	1,438,105	Deutsche Bank AG	9/21/16	368
USD	340,233	SEK	2,884,378	Deutsche Bank AG	9/21/16	2,317
USD	96,048	SEK	825,061	Deutsche Bank AG	9/21/16	(611)
USD	178,655	SGD	241,666	Deutsche Bank AG	9/21/16	(1,529)
USD	120,030	SGD	162,071	Deutsche Bank AG	9/21/16	(809)
USD	448,043	SGD	604,519	Deutsche Bank AG	9/21/16	(2,683)
USD	304,531	SGD	414,847	Deutsche Bank AG	9/21/16	(4,776)
AUD	103,196	USD	76,774	Morgan Stanley Capital Services, LLC	9/21/16	1,527
AUD	50,234	USD	36,995	Morgan Stanley Capital Services, LLC	9/21/16	1,121
AUD	79,845	USD	59,365	Morgan Stanley Capital Services, LLC	9/21/16	1,219
AUD	370,392	USD	276,775	Morgan Stanley Capital Services, LLC	9/21/16	4,266
AUD	109,190	USD	83,136	Morgan Stanley Capital Services, LLC	9/21/16	(286)
AUD	647,125	USD	483,863	Morgan Stanley Capital Services, LLC	9/21/16	7,153
AUD	663,314	USD	495,232	Morgan Stanley Capital Services, LLC	9/21/16	8,068
AUD	258,199	USD	192,806	Morgan Stanley Capital Services, LLC	9/21/16	3,106
AUD	174,305	USD	130,114	Morgan Stanley Capital Services, LLC	9/21/16	2,143
AUD	927,656	USD	697,071	Morgan Stanley Capital Services, LLC	9/21/16	6,803
CAD	116,695	USD	92,027	Morgan Stanley Capital Services, LLC	9/21/16	(2,626)
CAD	99,593	USD	78,100	Morgan Stanley Capital Services, LLC	9/21/16	(1,801)
CAD	203,291	USD	157,722	Morgan Stanley Capital Services, LLC	9/21/16	(1,979)
CAD	407,599	USD	312,590	Morgan Stanley Capital Services, LLC	9/21/16	(325)
CAD	686,677	USD	525,155	Morgan Stanley Capital Services, LLC	9/21/16	913
CAD	1,085,092	USD	839,592	Morgan Stanley Capital Services, LLC	9/21/16	(8,295)
CAD	567,649	USD	436,789	Morgan Stanley Capital Services, LLC	9/21/16	(1,909)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

CAD	779,828	USD	603,322	Morgan Stanley Capital Services, LLC	9/21/16	(5,890)
CAD	446,593	USD	342,416	Morgan Stanley Capital Services, LLC	9/21/16	(278)
CAD	440,637	USD	336,767	Morgan Stanley Capital Services, LLC	9/21/16	808
CAD	204,720	USD	157,080	Morgan Stanley Capital Services, LLC	9/21/16	(243)
CAD	363,985	USD	280,630	Morgan Stanley Capital Services, LLC	9/21/16	(1,778)
EUR	132,969	USD	149,094	Morgan Stanley Capital Services, LLC	9/21/16	(127)
EUR	364,545	USD	409,311	Morgan Stanley Capital Services, LLC	9/21/16	(907)
EUR	156,277	USD	177,977	Morgan Stanley Capital Services, LLC	9/21/16	(2,898)
EUR	260,392	USD	295,963	Morgan Stanley Capital Services, LLC	9/21/16	(4,243)
EUR	156,744	USD	174,633	Morgan Stanley Capital Services, LLC	9/21/16	969
EUR	351,500	USD	392,275	Morgan Stanley Capital Services, LLC	9/21/16	1,515
EUR	77,963	USD	86,534	Morgan Stanley Capital Services, LLC	9/21/16	809
EUR	43,629	USD	47,954	Morgan Stanley Capital Services, LLC	9/21/16	924
GBP	366,488	USD	539,810	Morgan Stanley Capital Services, LLC	9/21/16	(54,370)
GBP	100,681	USD	146,867	Morgan Stanley Capital Services, LLC	9/21/16	(13,508)
GBP	32,290	USD	45,839	Morgan Stanley Capital Services, LLC	9/21/16	(3,068)
GBP	411,775	USD	555,521	Morgan Stanley Capital Services, LLC	9/21/16	(10,094)
GBP	431,852	USD	580,466	Morgan Stanley Capital Services, LLC	9/21/16	(8,446)
GBP	97,757	USD	126,246	Morgan Stanley Capital Services, LLC	9/21/16	3,241
GBP	102,552	USD	136,016	Morgan Stanley Capital Services, LLC	9/21/16	(178)
JPY	145,238,136	USD	1,329,612	Morgan Stanley Capital Services, LLC	9/21/16	96,464
JPY	22,653,236	USD	208,041	Morgan Stanley Capital Services, LLC	9/21/16	14,389
JPY	24,520,291	USD	231,791	Morgan Stanley Capital Services, LLC	9/21/16	8,971
JPY	7,910,549	USD	75,865	Morgan Stanley Capital Services, LLC	9/21/16	1,808
JPY	17,897,494	USD	178,029	Morgan Stanley Capital Services, LLC	9/21/16	(2,296)
JPY	28,338,660	USD	271,851	Morgan Stanley Capital Services, LLC	9/21/16	6,403
JPY	77,209,980	USD	741,979	Morgan Stanley Capital Services, LLC	9/21/16	16,137
JPY	38,594,570	USD	365,578	Morgan Stanley Capital Services, LLC	9/21/16	13,378
JPY	41,700,795	USD	394,145	Morgan Stanley Capital Services, LLC	9/21/16	15,310
NOK	927,296	USD	113,532	Morgan Stanley Capital Services, LLC	9/21/16	(3,616)
NOK	1,097,015	USD	132,965	Morgan Stanley Capital Services, LLC	9/21/16	(2,932)
NOK	493,582	USD	59,274	Morgan Stanley Capital Services, LLC	9/21/16	(768)
NOK	1,374,253	USD	164,887	Morgan Stanley Capital Services, LLC	9/21/16	(1,991)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

NOK	1,350,081	USD	158,867	Morgan Stanley Capital Services, LLC	9/21/16	1,163
NZD	913,338	USD	611,014	Morgan Stanley Capital Services, LLC	9/21/16	47,111
NZD	251,375	USD	173,119	Morgan Stanley Capital Services, LLC	9/21/16	8,015
NZD	136,289	USD	96,757	Morgan Stanley Capital Services, LLC	9/21/16	1,449
NZD	368,705	USD	258,120	Morgan Stanley Capital Services, LLC	9/21/16	7,558
NZD	180,914	USD	127,225	Morgan Stanley Capital Services, LLC	9/21/16	3,136
NZD	204,676	USD	144,936	Morgan Stanley Capital Services, LLC	9/21/16	2,547
NZD	589,895	USD	422,482	Morgan Stanley Capital Services, LLC	9/21/16	2,580
NZD	621,930	USD	447,631	Morgan Stanley Capital Services, LLC	9/21/16	513
NZD	742,710	USD	530,319	Morgan Stanley Capital Services, LLC	9/21/16	4,857
NZD	686,264	USD	481,635	Morgan Stanley Capital Services, LLC	9/21/16	12,868
NZD	866,561	USD	604,071	Morgan Stanley Capital Services, LLC	9/21/16	20,348
NZD	926,918	USD	649,920	Morgan Stanley Capital Services, LLC	9/21/16	17,991
SEK	4,115,400	USD	498,286	Morgan Stanley Capital Services, LLC	9/21/16	(16,151)
SEK	1,294,670	USD	156,446	Morgan Stanley Capital Services, LLC	9/21/16	(4,771)
SEK	580,043	USD	68,334	Morgan Stanley Capital Services, LLC	9/21/16	(380)
SEK	3,718,427	USD	434,446	Morgan Stanley Capital Services, LLC	9/21/16	1,182
SGD	235,090	USD	173,268	Morgan Stanley Capital Services, LLC	9/21/16	2,014
SGD	80,065	USD	58,821	Morgan Stanley Capital Services, LLC	9/21/16	875
SGD	70,683	USD	52,057	Morgan Stanley Capital Services, LLC	9/21/16	643
SGD	240,599	USD	178,498	Morgan Stanley Capital Services, LLC	9/21/16	891
SGD	274,892	USD	202,424	Morgan Stanley Capital Services, LLC	9/21/16	2,533
SGD	121,239	USD	89,245	Morgan Stanley Capital Services, LLC	9/21/16	1,150
USD	215,997	AUD	301,172	Morgan Stanley Capital Services, LLC	9/21/16	(12,522)
USD	1,075,830	AUD	1,500,726	Morgan Stanley Capital Services, LLC	9/21/16	(62,869)
USD	138,948	AUD	194,641	Morgan Stanley Capital Services, LLC	9/21/16	(8,739)
USD	557,942	AUD	770,520	Morgan Stanley Capital Services, LLC	9/21/16	(26,702)
USD	84,612	AUD	117,338	Morgan Stanley Capital Services, LLC	9/21/16	(4,420)
USD	352,841	AUD	474,051	Morgan Stanley Capital Services, LLC	9/21/16	(6,852)
USD	180,145	AUD	244,650	Morgan Stanley Capital Services, LLC	9/21/16	(5,487)
USD	472,311	AUD	639,256	Morgan Stanley Capital Services, LLC	9/21/16	(12,734)
USD	709,719	AUD	961,717	Morgan Stanley Capital Services, LLC	9/21/16	(19,999)
USD	67,021	AUD	90,778	Morgan Stanley Capital Services, LLC	9/21/16	(1,858)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	216,922	AUD	292,649	Morgan Stanley Capital Services, LLC	9/21/16	(5,130)
USD	257,796	AUD	347,272	Morgan Stanley Capital Services, LLC	9/21/16	(5,702)
USD	201,346	AUD	268,453	Morgan Stanley Capital Services, LLC	9/21/16	(2,347)
USD	310,464	AUD	415,089	Morgan Stanley Capital Services, LLC	9/21/16	(4,492)
USD	499,287	AUD	663,144	Morgan Stanley Capital Services, LLC	9/21/16	(3,883)
USD	408,315	AUD	536,979	Morgan Stanley Capital Services, LLC	9/21/16	874
USD	171,968	AUD	229,240	Morgan Stanley Capital Services, LLC	9/21/16	(1,971)
USD	1,934,715	CAD	2,514,511	Morgan Stanley Capital Services, LLC	9/21/16	8,330
USD	138,991	CAD	179,820	Morgan Stanley Capital Services, LLC	9/21/16	1,229
USD	167,549	CAD	218,992	Morgan Stanley Capital Services, LLC	9/21/16	(222)
USD	166,174	CAD	214,991	Morgan Stanley Capital Services, LLC	9/21/16	1,468
USD	393,900	CAD	503,952	Morgan Stanley Capital Services, LLC	9/21/16	7,819
USD	136,217	CAD	174,819	Morgan Stanley Capital Services, LLC	9/21/16	2,287
USD	226,541	CAD	295,182	Morgan Stanley Capital Services, LLC	9/21/16	400
USD	90,788	CAD	118,958	Morgan Stanley Capital Services, LLC	9/21/16	(347)
USD	110,216	CAD	145,643	Morgan Stanley Capital Services, LLC	9/21/16	(1,363)
USD	983,992	EUR	877,988	Morgan Stanley Capital Services, LLC	9/21/16	371
USD	283,317	EUR	255,659	Morgan Stanley Capital Services, LLC	9/21/16	(3,102)
USD	143,621	EUR	130,201	Morgan Stanley Capital Services, LLC	9/21/16	(2,245)
USD	2,327,625	GBP	1,606,533	Morgan Stanley Capital Services, LLC	9/21/16	199,654
USD	95,864	GBP	66,306	Morgan Stanley Capital Services, LLC	9/21/16	8,037
USD	33,336	GBP	22,743	Morgan Stanley Capital Services, LLC	9/21/16	3,211
USD	179,154	GBP	137,415	Morgan Stanley Capital Services, LLC	9/21/16	(2,862)
USD	276,162	GBP	213,396	Morgan Stanley Capital Services, LLC	9/21/16	(6,496)
USD	371,327	GBP	285,629	Morgan Stanley Capital Services, LLC	9/21/16	(7,010)
USD	57,997	GBP	43,770	Morgan Stanley Capital Services, LLC	9/21/16	21
USD	170,136	GBP	129,542	Morgan Stanley Capital Services, LLC	9/21/16	(1,452)
USD	164,112	JPY	18,199,315	Morgan Stanley Capital Services, LLC	9/21/16	(14,585)
USD	107,470	JPY	11,648,850	Morgan Stanley Capital Services, LLC	9/21/16	(6,908)
USD	181,845	JPY	19,439,627	Morgan Stanley Capital Services, LLC	9/21/16	(9,031)
USD	147,824	JPY	14,974,780	Morgan Stanley Capital Services, LLC	9/21/16	788
USD	149,523	JPY	15,234,306	Morgan Stanley Capital Services, LLC	9/21/16	(61)
USD	384,578	JPY	39,395,064	Morgan Stanley Capital Services, LLC	9/21/16	(2,237)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	211,039	JPY	22,292,207	Morgan Stanley Capital Services, LLC	9/21/16	(7,846)
USD	388,490	JPY	40,479,855	Morgan Stanley Capital Services, LLC	9/21/16	(8,977)
USD	412,910	JPY	43,523,254	Morgan Stanley Capital Services, LLC	9/21/16	(14,440)
USD	196,087	JPY	20,508,730	Morgan Stanley Capital Services, LLC	9/21/16	(5,285)
USD	53,367	NOK	444,667	Morgan Stanley Capital Services, LLC	9/21/16	659
USD	227,792	NOK	1,930,216	Morgan Stanley Capital Services, LLC	9/21/16	(1,004)
USD	334,213	NOK	2,800,108	Morgan Stanley Capital Services, LLC	9/21/16	2,305
USD	208,897	NOK	1,767,222	Morgan Stanley Capital Services, LLC	9/21/16	(578)
USD	242,080	NOK	2,047,017	Morgan Stanley Capital Services, LLC	9/21/16	(561)
USD	143,086	NOK	1,227,262	Morgan Stanley Capital Services, LLC	9/21/16	(2,386)
USD	170,233	NZD	252,445	Morgan Stanley Capital Services, LLC	9/21/16	(11,671)
USD	66,266	NZD	97,888	Morgan Stanley Capital Services, LLC	9/21/16	(4,270)
USD	284,508	NZD	405,883	Morgan Stanley Capital Services, LLC	9/21/16	(7,959)
USD	773,530	NZD	1,073,210	Morgan Stanley Capital Services, LLC	9/21/16	206
USD	380,947	NZD	524,016	Morgan Stanley Capital Services, LLC	9/21/16	3,356
USD	132,339	SEK	1,091,845	Morgan Stanley Capital Services, LLC	9/21/16	4,425
USD	2,337,334	SEK	19,387,160	Morgan Stanley Capital Services, LLC	9/21/16	66,055
USD	260,190	SEK	2,110,507	Morgan Stanley Capital Services, LLC	9/21/16	12,936
USD	61,440	SEK	503,832	Morgan Stanley Capital Services, LLC	9/21/16	2,414
USD	128,427	SEK	1,087,930	Morgan Stanley Capital Services, LLC	9/21/16	972
USD	209,094	SEK	1,765,690	Morgan Stanley Capital Services, LLC	9/21/16	2,237
USD	422,300	SEK	3,603,662	Morgan Stanley Capital Services, LLC	9/21/16	117
USD	343,736	SEK	2,944,836	Morgan Stanley Capital Services, LLC	9/21/16	(1,263)
USD	590,176	SEK	5,094,780	Morgan Stanley Capital Services, LLC	9/21/16	(6,696)
USD	106,711	SGD	147,192	Morgan Stanley Capital Services, LLC	9/21/16	(3,034)
USD	908,342	SGD	1,251,605	Morgan Stanley Capital Services, LLC	9/21/16	(24,846)
USD	160,355	SGD	221,520	Morgan Stanley Capital Services, LLC	9/21/16	(4,808)
USD	228,991	SGD	315,533	Morgan Stanley Capital Services, LLC	9/21/16	(6,268)
USD	143,365	SGD	197,621	Morgan Stanley Capital Services, LLC	9/21/16	(3,980)
USD	192,849	SGD	263,042	Morgan Stanley Capital Services, LLC	9/21/16	(3,274)
USD	132,947	SGD	180,782	Morgan Stanley Capital Services, LLC	9/21/16	(1,842)
USD	322,765	SGD	437,945	Morgan Stanley Capital Services, LLC	9/21/16	(3,763)
USD	190,237	SGD	256,040	Morgan Stanley Capital Services, LLC	9/21/16	(665)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	276,536	SGD	374,155	Morgan Stanley Capital Services, LLC	9/21/16	(2,431)
USD	116,457	SGD	157,245	Morgan Stanley Capital Services, LLC	9/21/16	(783)
USD	299,081	SGD	405,403	Morgan Stanley Capital Services, LLC	9/21/16	(3,185)
USD	396,798	SGD	535,883	Morgan Stanley Capital Services, LLC	9/21/16	(2,753)
USD	409,941	SGD	553,209	Morgan Stanley Capital Services, LLC	9/21/16	(2,528)
USD	77,566	SGD	104,826	Morgan Stanley Capital Services, LLC	9/21/16	(591)

Total						$88,153

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

At July 31, 2016, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG	48,650	EUR	4/21/17	ESTX 50 Price Index†	1-Month LIBOR plus 110 basis points	—	$(5,795)
Deutsche Bank AG	146,074	HKD	4/21/17	Huaneng Power International Inc.†	1-Month LIBOR plus 55 basis points	—	4,458
Deutsche Bank AG	378,491	HKD	4/21/17	CGN Power Co., Ltd.†	1-Month LIBOR plus 55 basis points	—	3,898
Deutsche Bank AG	38,055	GBP	4/21/17	1-Month LIBOR plus 45 basis points	Pennon Group PLC†	—	2,699
Deutsche Bank AG	37,587	GBP	4/21/17	1-Month LIBOR plus 45 basis points	United Utilities Group PLC†	—	3,380
Deutsche Bank AG	37,818	GBP	4/21/17	1-Month LIBOR plus 45 basis points	Severn Trent PLC†	—	4,109
Deutsche Bank AG	9,001	EUR	4/21/17	CAC 40 Index†	1-Month LIBOR plus 110 basis points	—	136
Deutsche Bank AG	70,173	EUR	4/21/17	CAC 40 Index†	1-Month LIBOR plus 110 basis points	—	(965)
Deutsche Bank AG	142,345	HKD	4/21/17	Shanghai Electric Group Co., Ltd.†	1-Month LIBOR plus 55 basis points	—	603
Deutsche Bank AG	64,855	EUR	4/21/17	Stoxx Europe 600 Utilities†	1-Month LIBOR plus 110 basis points	—	(1,589)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Deutsche Bank AG	444,362	HKD	4/21/17	HK Electric Investments and HK Electric Investments Ltd.†	1-Month LIBOR plus 55 basis points	—	549
Deutsche Bank AG	28,789	GBP	4/21/17	Drax Group PLC†	1-Month LIBOR plus 50 basis points	—	(3,353)
Deutsche Bank AG	499,612	HKD	4/21/17	China Shenhua Energy Co., Ltd.†	1-Month LIBOR plus 55 basis points	—	(18,334)
Deutsche Bank AG	18,507	GBP	4/21/17	1-Month LIBOR plus 45 basis points	National Grid PLC†	—	1,693
Deutsche Bank AG	91,286	HKD	4/21/17	Huadian Power International Corp., Ltd.†	1-Month LIBOR plus 55 basis points	—	1,305
Deutsche Bank AG	45,173	HKD	4/21/17	China Resources Power Holdings Co., Ltd.†	1-Month LIBOR plus 55 basis points	—	407
Deutsche Bank AG	177,181	HKD	4/21/17	CLP Holdings Ltd.†	1-Month LIBOR plus 55 basis points	—	165
Deutsche Bank AG	53,931	HKD	4/21/17	Cheung Kong Infrastructure Holdings Ltd.†	1-Month LIBOR plus 55 basis points	—	(43)
Deutsche Bank AG	104,065	EUR	4/24/17	1-Month LIBOR plus 45 basis points	Ferrovial SA†	—	3,425
Deutsche Bank AG	33,297	EUR	4/27/17	Endesa SA†	1-Month LIBOR plus 50 basis points	—	(1,647)
Deutsche Bank AG	64,008	EUR	4/27/17	1-Month LIBOR plus 45 basis points	Aena SA†	—	5,454
Deutsche Bank AG	45,511	EUR	4/27/17	1-Month LIBOR plus 45 basis points	Gamesa Corporacion Tecnologica SA†	—	2,303
Deutsche Bank AG	28,236	EUR	4/27/17	Iberdrola SA†	1-Month LIBOR plus 50 basis points	—	(233)
Deutsche Bank AG	15,459	EUR	4/27/17	Abertis Infraestructuras SA†	1-Month LIBOR plus 50 basis points	—	(760)
Deutsche Bank AG	45,283	EUR	4/27/17	1-Month LIBOR plus 45 basis points	Obrascon Huarte Lain SA†	—	(3,797)
Deutsche Bank AG	105,701	EUR	4/28/17	1-Month LIBOR plus 45 basis points	Engie†	—	12,391
Deutsche Bank AG	29,162	EUR	4/28/17	1-Month LIBOR plus 45 basis points	Suez Environnement Co.†	—	(2,371)
Deutsche Bank AG	117,204	EUR	4/28/17	1-Month LIBOR plus 45 basis points	Groupe Eurotunnel SE†	—	(14,357)
Deutsche Bank AG	143,676	EUR	4/28/17	1-Month LIBOR plus 45 basis points	EDP Renovaveis SA†	—	10,517
Deutsche Bank AG	197,804	EUR	4/28/17	1-Month LIBOR plus 45 basis points	Electricite de France†	—	7,916
Deutsche Bank AG	69,144	EUR	4/28/17	1-Month LIBOR plus 45 basis points	Philips Lighting NV†	—	3,572
Deutsche Bank AG	113,567	EUR	4/28/17	1-Month LIBOR plus 45 basis points	Veolia Environnement SA†	—	(142)
Deutsche Bank AG	21,978	EUR	4/28/17	Energias de Portugal SA†	1-Month LIBOR plus 50 basis points	—	(838)
Deutsche Bank AG	808,532	MXN	7/3/17	28 day TIIE plus 70 basis points	OHL Mexico SAB de CV†	—	7,215
Deutsche Bank AG	22,179		5/1/17	S-Oil Corp.†	1-Month LIBOR plus 60 basis points	—	2,100
Deutsche Bank AG	111,954		7/17/17	PT Perusahaan Gas Negara Persero Tbk†	1-Month LIBOR plus 75 basis points	—	22,701
Deutsche Bank AG	35,065		4/24/18	1-Month LIBOR plus 50 basis points	CCR SA†	—	11,506
Deutsche Bank AG	24,683		4/24/18	1-Month LIBOR plus 50 basis points	Equatorial Energia SA†	—	7,839

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Deutsche Bank AG	25,849	4/24/18	1-Month LIBOR plus 50 basis points	Companhia de Transmissao de Energia Eletrica Paulista†	—	6,199
Deutsche Bank AG	23,500	4/24/18	1-Month LIBOR plus 50 basis points	Cia de Saneamento Basico do Estado de Sau Paulo†	—	6,166
Deutsche Bank AG	17,183	4/24/18	1-Month LIBOR plus 50 basis points	CPFL Energia SA†	—	4,893
Deutsche Bank AG	20,264	4/24/18	1-Month LIBOR plus 50 basis points	Companhia Paranaense de Energia-Copel†	—	4,277
Deutsche Bank AG	19,434	4/24/18	1-Month LIBOR plus 50 basis points	AES Tiete Energia SA†	—	3,827
Deutsche Bank AG	12,137	4/24/18	1-Month LIBOR plus 50 basis points	Ecorodovias Infraestrutura e Logistica SA†	—	2,633
Deutsche Bank AG	23,315	4/14/18	Dynegy Inc.†	1-Month LIBOR plus 45 basis points	—	(772)

Total						$93,340

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
HDK	— Hong Kong Dollar
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Interbank Equilibrium Interest Rate

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016